SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

6.	SEGMENT INFORMATION

In January 2021, following the board of directors' approvals of the GMLP Merger and Hygo Merger (note 14), we determined that our share of the net earnings/(losses) in Golar Partners and Hygo and the respective carrying values of our equity method investments have to be presented as “Net income/(loss) from discontinued operations” and “Assets held for sale”, respectively. The disposal of our interest in Hygo signaled our exit from Power operations and we ceased to consider the Power operations as a reportable segment (as defined under U.S. GAAP) with effect from the first quarter of 2021. Consequently, management has therefore concluded that we provide and operate three distinct reportable segments as follows:

•Shipping – This segment is based on the business activities of the transportation of LNG carriers. We operate and subsequently charter out LNG carriers on fixed terms to customers.
•FLNG – This segment is based on the business activities of FLNG vessels or projects. We convert LNG carriers into FLNG vessels and subsequently charter them out to customers. We currently have one operational FLNG, the Hilli, one undergoing conversion, the Gimi (note 18), and one LNG carrier earmarked for conversion, the Gandria.
•Corporate and other – This segment is based on the business activities of vessel management and administrative services and our corporate overhead costs.

A reconciliation of net income/(loss) to Adjusted EBITDA for the years ended December 31, 2021, 2020 and 2019 are as follows:

(in thousands of $)	2021	2020	2019
Net income/(loss)	560,615	(167,930)	(122,375)
Income taxes	1,740	981	1,024
Income/(loss) before income taxes	562,355	(166,949)	(121,351)
Depreciation and amortization	105,952	107,923	113,033
Impairment of long-term assets (1)	—	—	42,098
Unrealized (gain)/loss on oil and gas derivative instruments (note 8)	(179,891)	45,100	39,090
Other non-operating losses/(income), net	361,928	(5,682)	—
Interest income	(139)	(1,572)	(10,479)
Interest expense	55,163	69,354	103,124
(Gains)/losses on derivative instruments	(24,348)	52,423	38,044
Other financial items, net	759	1,552	5,522
Net (income)/losses from equity method investments	(1,080)	538	2,515
Net (income)/loss from discontinued operations	(568,049)	175,989	43,284
Adjusted EBITDA	312,650	278,676	254,880
(1) Impairment of long-term assets for the year ended December 31, 2019 include:
•$34.3 million impairment charge on vessel and equipment associated with our LNG carrier, the LNG Croatia;
•$7.3 million impairment charge associated with our investment in OLT Offshore LNG Toscana S.P.A. (“OLT-O”); and
•$0.5 million impairment charge in relation to our investment in Cool Company Ltd.

	Year Ended December 31, 2021
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Total results from continuing operations	Results from Discontinued operations	Total
Statement of Operations:
Total operating revenues	202,968	221,020	27,777	451,765	—	451,765
Vessel operating expenses	(57,010)	(51,196)	(12,119)	(120,325)	—	(120,325)
Voyage, charterhire and commission expenses, net	(10,340)	(600)	166	(10,774)	—	(10,774)
Administrative expenses (2)	(644)	(397)	(33,980)	(35,021)	—	(35,021)
Project development expenses	—	(2,974)	187	(2,787)	—	(2,787)
Realized gains on oil derivative instrument (note 8)	—	24,772	—	24,772	—	24,772
Other operating income	5,020	—	—	5,020	—	5,020
Adjusted EBITDA	139,994	190,625	(17,969)	312,650	—	312,650

Net income/(losses) of equity method investments	—	—	1,080	1,080	568,049	569,129
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.
(2) Included within the “Corporate and other” “administrative expenses” is $0.5 million of redundancy costs from an overhead streamlining exercise following the completion of the Hygo and GMLP Merger Agreements (note 14).

	Year Ended December 31, 2020
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Total results from continuing operations	Results from Discontinued operations	Total
Statement of Operations:
Total operating revenues	191,881	226,061	20,695	438,637	—	438,637
Vessel operating expenses	(57,326)	(52,104)	504	(108,926)	—	(108,926)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(12,634)	—	—	(12,634)	—	(12,634)
Administrative expenses	(2,211)	(1,672)	(31,428)	(35,311)	—	(35,311)
Project development expenses	(112)	(2,793)	(5,986)	(8,891)	—	(8,891)
Realized gains on oil derivative instrument (note 8)	—	2,539	—	2,539	—	2,539
Other operating income/(losses)	3,262	—	—	3,262	—	3,262
Adjusted EBITDA	122,860	172,031	(16,215)	278,676	—	278,676

Net income/(losses) from equity method investments	—	—	(538)	(538)	(175,989)	(176,527)
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

	Year Ended December 31, 2019
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Total results from continuing operations	Results from Discontinued operations	Total
Statement of Operations:
Total operating revenues	208,766	218,096	21,888	448,750	—	448,750
Vessel operating expenses	(66,502)	(55,284)	496	(121,290)	—	(121,290)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(38,053)	(788)	—	(38,841)	—	(38,841)
Administrative expenses	(2,220)	(1,526)	(48,425)	(52,171)	—	(52,171)
Project development expenses	(964)	(3,173)	(853)	(4,990)	—	(4,990)
Realized gains on oil derivative instrument (note 8)	—	13,089	—	13,089	—	13,089
Other operating income/(losses)	13,295	(2,962)	—	10,333	—	10,333
Adjusted EBITDA	114,322	167,452	(26,894)	254,880	—	254,880

Net income/(losses) from equity method investments	—	—	(2,515)	(2,515)	(43,284)	(45,799)
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

	Year Ended December 31, 2021
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Segment assets from continuing operations	Assets held for sale	Total
Balance sheet:
Total assets	1,811,844	2,314,342	822,109	4,948,295	—	4,948,295
Equity method investments	—	—	52,215	52,215	—	52,215
Capital expenditures	—	219,582	—	219,582	—	219,582
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

	Year Ended December 31, 2020
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Segment assets from continuing operations	Assets held for sale (2)(3)	Total
Balance sheet:
Total assets	1,870,819	1,933,677	241,967	4,046,463	267,766	4,314,229
Equity method investments	—	—	44,385	44,385	—	44,385
Capital expenditures	101,380	223,999	—	325,379	—	325,379
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.
(2) In 2020, given the continued suppression of Golar Partners' unit price and the significant difference between the carrying value of our investment in Golar Partners and its fair value, we recognized an impairment charge of $135.9 million.. The fair value of our investment in Golar Partners was categorized within level 2 of the fair value hierarchy.
(3) In 2020, we had capitalized interest costs on Hygo amounting to $1.9 million prior to the commencement of the Sergipe Power Plant.

Revenues from external customers
On July 8, 2019, following the exit of GasLog from the Cool Pool, we consolidated the Cool Pool. From the point of consolidation, the Cool Pool ceased to be an external customer, and we no longer use a collaborative arrangement accounting. Consequently, we account for the gross revenue and voyage expenses relating to our vessels in the Cool Pool under “Time and voyage charter revenues” and “Voyage, charterhire and commission expenses”, respectively.

In the years ended December 31, 2021, 2020 and 2019, revenues from the following customers accounted for over 10% of our consolidated time and voyage charter and liquefaction revenues:

(in thousands of $)	2021		2020		2019
Perenco and SNH (1)	221,020	50%	226,061	54%	218,096	51%
An international major trading house	70,249	16%	46,090	11%	25,371	6%
A European major trading house	21,557	5%	43,536	10%	8,908	2%
The Cool Pool (2)	—	—%	—	—%	66,691	16%
(1) LTA with Perenco Cameroon S.A. (“Perenco”) and Société Nationale des Hydrocarbures (“SNH”), (together, the “Customer”) in relation to the Hilli (note 7).
(2) The 2019 Cool Pool revenue of $66.7 million includes revenue of $23.4 million that is separately disclosed in the consolidated statements of operations as from a collaborative arrangement. The balance of $43.3 million was derived from Golar vessels operating within the Cool Pool and is included within the caption “Time and voyage charter revenues” in the consolidated statements of operations (note 28).
The revenue table above excludes vessel and other management fees from related parties (note 28).

Geographic data
The following geographical data presents our revenues from customers and total assets with respect only to our FLNG, while operating under the LTA, in Cameroon. In time and voyage charters for LNG carriers (or our FSRU, operating as a LNG carrier), the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers. Accordingly, the chief operating decision makers do not evaluate our performance either according to customer or geographical region.

(in thousands of $)	2021	2020	2019
Cameroon
Liquefaction services revenue	221,020	226,061	218,096
Total assets	1,408,444	1,264,085	1,333,779